Goodwill & Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill & Intangible Assets [Abstract]]
GOODWILL & INTANGIBLE ASSETS

NOTE 6 - GOODWILL & INTANGIBLE ASSETS:

Composition

	Cost				Accumulated amortization
	Balance at	Additions	Impairment	Balance	Balance at	Additions	Impairment	Balance
	beginning	during	during	at end	beginning	during	during	at end	Amortized
	of year	the year	the year	of year	of year	the year	the year	of year	balance
	U.S. dollar in thousands
2023
Technologies	6,055	-	-	6,055	3,900	573	305	4,778	1,277
Customer relations	4,002	-	-	4,002	1,273	245	2,375	3,893	109
Goodwill	10,429	-	(6,311)	4,118	-	-	-	-	4,118
	20,486	-	(6,311)	14,175	5,173	818	2,680	8,671	5,504
2022
Technologies	6,055	-	-	6,055	2,665	1,145	90	3,900	2,155
Customer relations	4,002	-	-	4,002	379	531	363	1,273	2,729
Goodwill	10,998	-	(569)	10,429	-	-	-	-	10,429
	21,055	-	(569)	20,486	3,044	1,676	453	5,173	15,313
2021
Technologies	5,059	996	-	6,055	1,575	1,090	-	2,665	3,390
Customer relations	774	3,228	-	4,002	57	322	-	379	3,623
Goodwill	5,387	6,311	(700)	10,998	-	-	-	-	10,998
	11,220	10,535	(700)	21,055	1,632	1,412	-	3,044	18,011

Amortization expense for the years ended December 31, 2023, 2022 and 2021 was $818 thousand, $1,676 thousand and $1,412 thousand, respectively.

Impairment loss of intangible assets (rather than goodwill) for the years ended December 31, 2023, 2022 and 2021 was $2,680 thousand, $453 thousand and $0, respectively. For further information, see below.

Testing of goodwill impairment

For the year ended December 31, 2023

NetNut CGU

The Company performed the annual goodwill impairment test for its NetNut CGU at December 31, 2023. The recoverable amount was assessed by management based on value-in-use calculation which uses cash flow projections covering a 5-year period and terminal growth rate of 3% thereafter, and a discount rate of 25.5%. The terminal growth rate represents the long-term average growth prospects of the enterprise internet access market. Based on the impairment test performed, the estimated recoverable amount was determined to be substantially higher than its carrying amount. A hypothetical decrease in the terminal growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by $1,861 thousand and $3,699 thousand, respectively, and would not result in an impairment.

CyberKick CGU

During the second quarter of 2023, the Company identified triggering events for potential impairment in its CyberKick CGU. The triggering events include a purchase pause by CyberKick’s largest customer as well as higher customer churn rates, which resulted in a material decrease in forecasted operating results. As a result, the Company decided to scale down the operations of CyberKick, with material reductions of expenses and headcount, and to continue to maintain its operations only to current paying customers.

Accordingly, the Company performed an impairment test for the intangible assets constituting its CyberKick CGU and thereafter for the entire CGU at June 30, 2023. The recoverable amount of the customer relations was assessed by management based on value-in-use calculation which uses cash flow projections covering a 3-year period, assuming probability of customers resuming purchases during next year of 50% and a discount rate of 22.0%. As a result, the Company recorded an impairment loss of $2,190 thousand within selling and marketing expenses. The recoverable amount of the technologies was assessed by management based on value-in-use calculation which uses cash flow projections covering a 3-year period and a discount rate of 22.0%. As a result, the Company recorded an impairment loss of $305 thousand within cost of revenue. In addition, during the third quarter of 2023, the remaining customer relations balance of $185 thousand was fully impaired.

Following the above impairments, the recoverable amount of the entire CGU was assessed by management based on its fair value less costs of disposal (level 3 measurement). As a result, the entire goodwill balance of $6,311 thousand was impaired. As of December 31, 2023, the remaining technology balance in respect of the CyberKick CGU was $247 thousand.

For the year ended December 31, 2022

NetNut CGU

The Company performed the annual goodwill impairment test for its NetNut CGU at December 31, 2022. The recoverable amount was assessed by management based on value-in-use calculation which uses cash flow projections covering a 7-year period and terminal growth rate of 3% thereafter, and a discount rate of 25.0%. The terminal growth rate represents the long-term average growth prospects of the enterprise internet access market. Based on the impairment test performed, the estimated recoverable amount was determined to be higher than its carrying amount. A hypothetical decrease in the terminal growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by $138 thousand and $475 thousand, respectively, and would not result in an impairment.

CyberKick CGU

The Company performed the annual goodwill impairment test for its CyberKick CGU at December 31, 2022. The recoverable amount was assessed by management based on value-in-use calculation which uses cash flow projections covering a 7-year period and terminal growth rate of 3% thereafter, and a discount rate of 25.0%. The terminal growth rate represents the long-term average growth prospects of the consumer internet access market. Based on the impairment test performed, the estimated recoverable amount was determined to be higher than its carrying amount. A hypothetical decrease in the terminal growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by $627 thousand and $946 thousand, respectively, and would not result in an impairment.

NetNut Networks Inc. (“NNNW”) CGU

During the second quarter of 2022, the Company identified triggering events for potential impairment in its NNNW CGU which include a decrease in forecasted operating results. Accordingly, the Company performed a goodwill impairment test at June 30, 2022. As a result, the entire goodwill balance of $569 thousand was impaired.

The following table presents the carrying amount of goodwill by CGUs as of December 31, 2023 and 2022:

	December 31
	2023	2022
	U.S. dollars in thousands
NetNut	4,118	4,118
CyberKick	-	6,311
NNNW	-	-
	4,118	10,429